CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 47,253	$ 13,761	$ 52,332
Total current assets	47,253	13,761	52,332
Property and equipment, net	4,524	6,764	11,244
Deposits	2,300	2,300	9,330
Total assets	54,077	22,825	72,906
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	166,940	211,487	478,355
Accrued liabilities and expenses	614,754	486,596	627,650
Advances from stockholders/officers	170,000	185,000	5,000
Note payable, net of discounts	347,808	268,270
Convertible notes payable, net of unamortized debt discount of $205,011 and $123,525, respectively	99,069	68,975	52,222
Derivative liabilities	1,013,102	529,785	237,395
Total current liabilities	2,411,673	1,750,113	1,400,622
Long term debt:
Convertible notes payable, net of unamortized debt discount of $287,442 and $43,326, respectively	66,558	6,674
Convertible notes payable, related party, net of unamortized debt discount of $197,109 and $262,094, respectively	82,891	17,906
Total long term debt	149,449	24,580
Stockholders' deficit:
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized; none issued and outstanding as of June 30, 2013 and December 31, 2012
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 301,294,892 and 279,865,011 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	30,129	27,987	21,085
Common stock to be issued	420,000	420,000	480,000
Additional paid in capital	4,904,488	4,264,979	1,270,835
Accumulated deficit during development stage	(7,861,662)	(6,464,834)	(3,099,636)
Total stockholders' deficit	(2,507,045)	(1,751,868)	(1,327,716)
Total liabilities and stockholders' deficit	$ 54,077	$ 22,825	$ 72,906